Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of assets and liabilities

All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$2,268,308	$56,436
Accounts receivable and prepaid expenses	15,411	319
Gold in trust	1,491,281	-
Total assets	$3,775,000	$56,755

Trade and other payables	$292	$5,725
Gold loan payable	8,128,263	-
Total liabilities	$8,128,555	$5,725

Net assets	$(4,353,555)	$51,030

Schedule of assets and liabilities at fair value

	Level 1	Level 2	Level 3	Total
	$	$	$	$
Gold loan payable	8,128,263	-	-	8,128,263